Goodwill and Intangible Assets - Summary Of Other Intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Finite Live Intangible Assets Gross	$ 480,260	$ 468,206
Finite Lived Intangible Assets Accumulated Amortization	(240,058)	(191,304)
Finite Lived Intangible Assets Net	240,203	276,902
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite Live Intangible Assets Gross	307,355	306,656
Finite Lived Intangible Assets Accumulated Amortization	(143,230)	(116,655)
Finite Lived Intangible Assets Net	164,125	190,001
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Finite Live Intangible Assets Gross	46,229	45,953
Finite Lived Intangible Assets Accumulated Amortization	(33,394)	(26,927)
Finite Lived Intangible Assets Net	12,835	19,026
Carrier contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Finite Live Intangible Assets Gross	65,700	65,700
Finite Lived Intangible Assets Accumulated Amortization	(33,918)	(27,348)
Finite Lived Intangible Assets Net	31,782	38,352
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Finite Live Intangible Assets Gross	15,828	15,721
Finite Lived Intangible Assets Accumulated Amortization	(7,608)	(5,955)
Finite Lived Intangible Assets Net	8,220	9,766
Computer Software Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Finite Live Intangible Assets Gross	45,148	34,176
Finite Lived Intangible Assets Accumulated Amortization	(21,908)	(14,419)
Finite Lived Intangible Assets Net	$ 23,240	$ 19,757